Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,550,000.00
Previously Paid Amount	0.00
Total Fee Amount	214.06
Total Offset Amount	0.00
Net Fee	214.06
Narrative - Max Aggregate Offering Price	$ 1,550,000.00
Final Prospectus	true